Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related party transactions	Related party transactions
The principal related parties are companies over which Sanofi has control or significant influence; joint ventures; key management personnel; and principal shareholders.
Sanofi has not entered into any material transactions with any key management personnel. Financial relations with Sanofi’s principal shareholders fall within the ordinary course of business and were immaterial in the years ended December 31, 2019, 2018 and 2017.
Note F.1. lists the principal companies controlled by Sanofi; those companies are fully consolidated, as described in Note B.1. Transactions between those companies, and between the parent company and its subsidiaries, are eliminated when preparing the consolidated financial statements.
Transactions with companies over which Sanofi has significant influence, and with joint ventures, are presented in Note D.6.
Key management personnel include corporate officers (including one director holding office for four months in 2017 who was covered by a top-up pension plan: see “Item 6.B. - Compensation”) and the members of the Executive Committee (an average of 15 members in 2019, 15 members in 2018 and 13 members in 2017).
The table below shows, by type, the compensation paid to key management personnel:

(€ million)	2019	2018	2017
Short-term benefits(a)	31	38	31
Post-employment benefits(b)	(16)	9	8
Share-based payment	30	33	15
Total recognized in profit or loss	45	80	54

(a)	Compensation, employer’s social security contributions, directors’ attendance fees, and any termination benefits (net of reversals of termination benefit obligations).

(b)	This line item includes in 2019 the favorable impact of top-up pension plan amendments following the application of the Pacte law in France.

The table below shows (i) the aggregate top-up pension obligation in favor of certain corporate officers who hold or have held executive positions within Sanofi and of Executive Committee members, and (ii) the aggregate amount of termination benefits and lump-sum retirement benefits payable to key management personnel.

(€ million)	2019	2018	2017
Aggregate top-up pension obligation	48	59	68
Aggregate termination benefits and lump-sum retirement benefits	5	10	9